EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated September 14, 2015, for Class A, Class C, and Institutional Class of Neuberger Berman Flexible Select Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on September 14, 2015 (Accession No. 0000898432-15-001074).